SUBSEQUENT EVENTS	Sep. 30, 2025
December 31, 2024
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

As of June 20, 2025, the date of this report, there were no subsequent events requiring adjustment or disclosure, except as noted below or disclosed elsewhere in these consolidated financial statements.

Convertible Note Issuance and Liability Conversion

On March 18, 2025, the Company issued a Convertible Promissory Note in the principal amount of $61,000 to an individual investor. The note bears interest at a rate of 10% per annum and matures 36 months from the original issue date. The note is mandatorily convertible into shares of the Company’s common stock at a conversion price equal to 50% of (i) the offering price in the event of a qualified equity financing of at least $1,000,000, or (ii) the market price if the Company’s common stock closes at or above $0.50 per share for ten consecutive trading days.

The principal amount includes $26,000 of previously accrued liabilities for services rendered, which were converted into the note in accordance with a liability conversion agreement executed on the same date. The remaining $35,000 represents new cash proceeds received by the Company. Upon execution of the note, the previously recorded liability was extinguished and reclassified as part of the convertible debt obligation.

Convertible Note Issuances for Cash

Between February 24, 2025 and April 28, 2025, the Company issued Convertible Promissory Notes totaling $85,000 of new cash proceeds to five unrelated individual investors, as follows:

•$10,000 issued to an unrelated individual on February 24, 2025.

•$25,000 issued to an unrelated individual on April 16, 2025.

•$25,000 issued to the spouse of a Company director on April 18, 2025. This note was issued on the same terms as those offered to unaffiliated investors and was executed on an arm’s length basis.

•$12,500 issued to an unrelated individual on April 21, 2025.

•$12,500 issued to an unrelated individual on April 28, 2025.

The notes bear interest at 10% per annum and mature 36 months from the date of issuance. The notes were initially convertible into shares of the Company’s common stock at a price equal to 60% of the offering price in a qualified equity financing or the Company’s market price upon sustained trading at or above $1.00 per share.  On April 15, 2025, the Company and the investors executed amendments to their respective notes to align its terms with those of more recently issued convertible notes. The amendment reduced the conversion price to 50% of the offering price in a qualified financing and 50% of the Company’s market price if the Company’s common stock trades at or above $1.00 per share for ten consecutive trading days. All other terms of the note remain unchanged. The notes were originally issued under the Company’s authorized Convertible Note Offering and are intended to convert automatically upon the occurrence of certain triggering events as described above.

Convertible Notes Issued in Exchange for Outstanding Obligations

Effective March 31, 2025, the Company entered into letter agreements with several creditors to convert existing obligations – including outstanding debt and accrued liabilities – into new

Convertible Promissory Notes. These notes were issued under the same terms as the above mentioned convertible notes issued for cash, including same interest rate, maturity, and conversion features. The following obligations were converted:

•A promissory note with an outstanding balance of $6,200, including principal and accrued interest.

•Accrued legal fees and finance charges totaling $250,000. As part of the agreement, any additional amounts owed in excess of this figure were waived in full.

•A past-due accounts payable obligation, including related charges, totaling $8,500.

•A promissory note with a combined principal and accrued interest balance of $13,400.

The issuance of these Convertible Promissory Notes fully extinguished the Company’s obligations related to the original debts and liabilities.

Update on Share Exchange Agreement with Thrown

As discussed in Notes 1 and 3, the Company previously entered into a Share Exchange Agreement (“Original SEA”) with Thrown, LLC for the proposed acquisition of all membership interests of Thrown. As of June 20, 2025, the date of this report, the transaction has not closed, and discussions with Thrown management are ongoing. There can be no assurance that the closing will be completed as planned.

Proposed Acquisition of Ledgewood Holdings, LLC

On June 9, 2025, the Company entered into a non-binding term sheet with Ledgewood Holdings, LLC (“Ledgewood”), a multi-unit franchise operator with approximately $31 million in trailing twelve-month revenue. The term sheet contemplates the acquisition of Ledgewood by the Company through the issuance of up to 31,000,000 shares of the Company’s common stock. The proposed equity consideration includes (i) 15,500,000 vested shares to be issued at closing, (ii) 15,500,000 shares subject to vesting over a two-year period based on continued involvement and performance, and (iii) up to 10,000,000 additional shares that may be issued upon achievement of certain post-closing revenue-based milestones.

Under the proposed structure, Ledgewood would retain day-to-day operational control over its division, subject to Farmhouse Board approval of material financings, acquisitions, or capital raises. The Company would receive a monthly operating support contribution equal to 1.5% of Ledgewood’s gross revenue, which may be reduced or suspended if the Company’s capital position is bolstered through third-party funding. Ledgewood will have the right to appoint two members to the Company’s Board of Directors, and the Company intends to implement a supervoting structure to mitigate any risks associated with concentrated ownership.

The term sheet is non-binding and subject to the execution of definitive agreements, completion of due diligence, approval by the Company’s Board of Directors, and resolution or refinancing of approximately $5 million in outstanding debt reportedly secured by Ledgewood’s Jamba Juice assets. The Company and Ledgewood are engaged in preliminary discussions, and there can be no assurance that the transaction will be consummated on the terms proposed or at all.

September 30, 2025
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

As of the date of this report, there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements, except as noted below or disclosed elsewhere herein.

Series 2025 Notes

As discussed in Note 7, the Company authorized the issuance of new Series 2025 Notes under its existing Convertible Promissory Note Offering. Subsequent to September 30, 2025, the Company issued a $10,000 Series 2025 Note to an unrelated individual investor.

GHS Equity Financing Agreement

On November 4, 2025, the Company entered into an Equity Financing Agreement with GHS Investments LLC, a Nevada limited liability company (“GHS”), providing the Company with an equity line of credit of up to $20.0 million over a 24-month term following the effective date of aregistration statement to be filed with the U.S. Securities and Exchange Commission (“SEC”) (the “GHS Agreement”).

Under the GHS Agreement, and subject to the effectiveness of a registration statement on Form S-1 (the “S-1”), the Company may, from time to time at its discretion, deliver Put Notices directing GHS to purchase shares of the Company’s common stock for aggregate gross proceeds not to exceed the $20.0 million commitment. Each individual draw (“Put”) may range from $10,000 to $500,000 and may not exceed 200% of the average daily trading dollar volume for the ten (10) trading days preceding the Put Notice Date. A minimum of 10 trading days must elapse between successive Puts, and GHS’s ownership may not exceed 4.99% of the Company’s outstanding common shares at any time.

The purchase price for each Put will equal the lower of (i) 95% of the lowest VWAP during the five-day pricing period following delivery of a Put Notice or (ii) 100% of the lowest intraday trading price during that same period. Settlement occurs on the trading day immediately following the pricing period, at which time GHS wires funds to the Company’s designated account, net of clearing fees (not to exceed 3%).

In connection with the execution of the Agreement, the Company issued to GHS 500,000 restricted shares of common stock as Commitment Shares, representing an equity incentive earned upon issuance. The Commitment Shares will be included for resale in the S-1 to be filed with the SEC. The Company also agreed to deposit $10,000 with GHS’s legal counsel at the first closing to offset transaction costs.

The GHS Agreement will terminate upon the earlier of (i) the aggregate purchase of $20.0 million in common stock, or (ii) the passage of twenty-four (24) months from execution. Either party may suspend or terminate the Agreement upon customary events of default, including trading suspension, registration lapse, insolvency, or material breach.

The Company expects to use proceeds from future equity draws, if any, for general working capital and strategic initiatives. No funds had been drawn under the facility as of the date these financial statements were issued.

New Convertible Note Financing

On November 7, 2025, the Company entered into a Convertible Promissory Note (the “Note”) with a private accredited investor for gross proceeds of $50,000. The Note carries a 10% original issue discount, resulting in a principal balance of $55,555, bears interest at 15% per annum, and matures 10 months from the issuance date. The Note is unsecured and is convertible, at the election of the investor beginning 180 days after issuance, into shares of the Company’s common stock at a conversion price equal to 75% of the 20-day volume-weighted average price, but not less than $0.15 per share.

In connection with the financing, the Company issued 100,000 shares of its common stock to the investor as additional consideration. The shares were issued upon funding and are fully earned and not subject to future performance conditions.

The Company has the right to prepay the Note at 110% of outstanding principal and accrued interest if repaid within 180 days of issuance, or 120% thereafter. In the event of a change of control prior to maturity, the Note becomes immediately due at 120% of the outstanding balance unless the investor elects to convert.